SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
SHORT-TERM BORROWINGS	SHORT-TERM BORROWINGS
Below is a summary of our short-term borrowings as at December 31, 2020 and 2019.

	As at December 31
(In millions of dollars)	2020	2019

Receivables securitization program	650	650
US commercial paper program	571	1,588

Total short-term borrowings	1,221	2,238
Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2020 and 2019.

	Year ended December 31, 2020			Year ended December 31, 2019
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from US commercial paper	3,316	1.329	4,406	12,897	1.328	17,127
Repayment of US commercial paper	(4,098)	1.355	(5,552)	(12,876)	1.328	(17,094)
Net (repayment of) proceeds received from US commercial paper			(1,146)			33

Proceeds received from credit facilities	—	—	—	420	1.336	561
Repayment of credit facilities	—	—	—	(420)	1.343	(564)
Net repayment of credit facilities			—			(3)

Net (repayment of) proceeds received from short-term borrowings			(1,146)			30

RECEIVABLES SECURITIZATION PROGRAM
We participate in a receivables securitization program with a Canadian financial institution that allows us to sell certain trade receivables into the program. On December 23, 2020, we entered into a new receivables securitization program to replace our previous accounts receivable securitization program. The new program enables us to sell certain trade accounts receivable and financing receivables into the program, with the proceeds recorded in current liabilities as revolving floating rate loans of up to $1.2 billion, an increase from $1.05 billion in the previous program. Similar to the previous program, we will continue to service the receivables and they will continue to be recorded as accounts receivable or financing receivables, as applicable, on our Consolidated Statement of Financial Position.

The terms of our receivables securitization program are committed until its expiry on December 22, 2023. Initial funding of $650 million was available on December 23, 2020 and increased to a minimum of $800 million on January 25, 2021. The buyer's interest in these receivables ranks ahead of our interest. The buyer of our receivables has no further claim on any of our other assets.

As at December 31, 2020, the proceeds of the sales were committed up to a maximum of $1,200 million (2019 - $1,050 million) and the program has a term of three years, ending on December 22, 2023.

	As at December 31
(In millions of dollars)	2020	2019

Receivables sold to buyer as security	2,130	1,359
Short-term borrowings from buyer	(650)	(650)

Overcollateralization	1,480	709

We continue to service and retain substantially all of the risks and rewards relating to the accounts receivable we sell, and therefore, the receivables remain recognized on our Consolidated Statements of Financial Position and the funding received is recognized as short-term borrowings. The buyer's interest in these trade receivables ranks ahead of our interest. The program restricts us from using the receivables as collateral for any other purpose. The buyer of our trade receivables has no claim on any of our other assets.

US COMMERCIAL PAPER PROGRAM
We have a US CP program that allows us to issue up to a maximum aggregate principal amount of US$1.5 billion. Funds can be borrowed under this program with terms to maturity ranging from 1 to 397 days, subject to ongoing market conditions. Any issuances made under the US CP program will be issued at a discount. Borrowings under our US CP program are classified as short-term borrowings on our Consolidated Statements of Financial Position when they are due within one year from the date of the financial statements.
Below is a summary of the activity relating to our US CP program for the years ended December 31, 2020 and 2019.

	Year ended December 31, 2020			Year ended December 31, 2019
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	1,223	1.298	1,588	1,177	1.364	1,605
Net (repayment of) proceeds received from US commercial paper	(782)	1.465	(1,146)	21	1.571	33
Discounts on issuance [1]	8	1.250	10	25	1.320	33
Loss (gain) on foreign exchange [1]			119			(83)

US commercial paper, end of year	449	1.272	571	1,223	1.298	1,588
[1] Included in finance costs.

Concurrent with the US CP borrowings, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the borrowings under the US CP program (see note 17). We have not designated these debt derivatives as hedges for accounting purposes.
LONG-TERM DEBT

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2020	2019

Senior notes	2021		1,450	5.340%	1,450	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2022	US	750	Floating	955	—
Senior notes	2023	US	500	3.000%	637	649
Senior notes	2023	US	850	4.100%	1,082	1,104
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	890	909
Senior notes	2026	US	500	2.900%	637	649
Senior notes	2027		1,500	3.650%	1,500	—
Senior notes	2029		1,000	3.250%	1,000	1,000
Senior debentures [1]	2032	US	200	8.750%	255	260
Senior notes	2038	US	350	7.500%	446	455
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	637	649
Senior notes	2043	US	650	5.450%	827	844
Senior notes	2044	US	1,050	5.000%	1,337	1,365
Senior notes	2048	US	750	4.300%	955	973
Senior notes	2049	US	1,250	4.350%	1,592	1,624
Senior notes	2049	US	1,000	3.700%	1,273	1,299
					18,373	16,130
Deferred transaction costs and discounts					(172)	(163)
Less current portion					(1,450)	—

Total long-term debt					16,751	15,967
[1]    Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2020 and 2019.

Each of the above senior notes and debentures are unsecured and, as at December 31, 2020, were guaranteed by RCCI, ranking equally with all of RCI's other senior notes, debentures, bank credit facilities, and letter of credit facilities. We use derivatives to hedge the foreign exchange risk associated with the principal and interest components of all of our US dollar-denominated senior notes and debentures (see note 17).
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2020 and 2019.

	Year ended December 31, 2020			Year ended December 31, 2019
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (US$)	970	1.428	1,385	—	—	—
Credit facility repayments (US$)	(970)	1.406	(1,364)	—	—	—
Net borrowings under credit facilities			21			—

Senior note issuances (Cdn$)			1,500			1,000
Senior note issuances (US$)	750	1.359	1,019	2,250	1.326	2,984
Total senior note issuances			2,519			3,984

Senior note repayments (Cdn$)			—			(1,800)

Net issuance of senior notes			2,519			2,184

Net issuance of long-term debt			2,540			2,184

	Years ended December 31
(In millions of dollars)	2020	2019

Long-term debt net of transaction costs, beginning of year	15,967	14,290
Net issuance of long-term debt	2,540	2,184
Gain on foreign exchange	(297)	(458)
Deferred transaction costs incurred	(23)	(61)
Amortization of deferred transaction costs	14	12

Long-term debt net of transaction costs, end of year	18,201	15,967

WEIGHTED AVERAGE INTEREST RATE
As at December 31, 2020, our effective weighted average interest rate on all debt and short-term borrowings, including the effect of all of the associated debt derivatives and bond forwards, was 4.09% (2019 - 4.30%).

BANK CREDIT AND LETTER OF CREDIT FACILITIES
Our $3.2 billion revolving credit facility is available on a fully revolving basis until maturity and there are no scheduled reductions prior to maturity. The interest rate charged on borrowings from the revolving credit facility ranges from nil to 1.75% per annum over the bank prime rate or base rate, or 0.85% to 2.75% over the bankers' acceptance rate or London Inter-Bank Offered Rate.

As at December 31, 2020, we had available liquidity of $2.6 billion (2019 - $1.6 billion) under our $3.3 billion bank and letter of credit facilities (2019 - $3.3 billion), of which we had utilized $0.1 billion (2019 - $0.1 billion) for letters of credit and reserved $0.6 billion to backstop amounts outstanding under our US CP program borrowings (2019 - $1.6 billion).

SENIOR NOTES AND DEBENTURES
We pay interest on all of our fixed-rate senior notes and debentures on a semi-annual basis. We pay interest on our floating rate senior notes on a quarterly basis.

We have the option to redeem each of our fixed-rate senior notes and debentures, in whole or in part, at any time, if we pay the premiums specified in the corresponding agreements.
Issuance of senior notes
Below is a summary of the senior notes that we issued in 2020 and 2019.

(In millions of dollars, except interest rates and discounts)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2020 issuances
March 31, 2020		1,500	2027	3.650%	99.511%	1,500	16
June 22, 2020	US	750	2022	USD LIBOR + 0.60%	100%	1,019	5

2019 issuances
April 30, 2019	US	1,250	2049	4.350%	99.667%	1,676	20
November 12, 2019	US	1,000	2049	3.700%	98.926%	1,308	25
[1] Gross proceeds before transaction costs and discounts.
[2] Transaction costs and discounts are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.

Concurrent with the US dollar-denominated issuances, we entered into debt derivatives to convert all interest and principal payment obligations to Canadian dollars (see note 17).

Repayment of senior notes and related derivative settlements
We did not repay any senior notes or settle any related debt derivatives during the year ended December 31, 2020. Below is a summary of the repayment of our senior notes during 2019. There were no debt derivatives associated with the 2019 repayments.

(In millions of dollars)
Maturity date	Notional amount (Cdn$)
2019 repayments
March 2019	400
November 2019	500
September 2020, repaid November 2019	900
Total 2019 repayments	1,800

In November 2019, we repaid the entire outstanding principal amount of our $900 million 4.7% senior notes otherwise due in September 2020. For the year ended December 31, 2019, we recognized a $19 million loss on repayment of long-term debt reflecting our obligation to pay redemption premiums upon repayment (see note 11).

PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2020.

(In millions of dollars)
2021	1,450
2022	1,555
2023	1,719
2024	600
2025	890
Thereafter	12,159
Total long-term debt	18,373

TERMS AND CONDITIONS
As at December 31, 2020 and 2019, we were in compliance with all financial covenants, financial ratios, and all of the terms and conditions of our long-term debt agreements. There were no financial leverage covenants in effect other than those under our bank credit and letter of credit facilities.

The 8.75% debentures due in 2032 contain debt incurrence tests and restrictions on additional investments, sales of assets, and payment of dividends, all of which are suspended in the event the public debt securities are assigned investment-grade ratings by at least two of three specified credit rating agencies. As at December 31, 2020, these public debt securities were assigned an investment-grade rating by each of the three specified credit rating agencies and, accordingly, these restrictions have been suspended as long as the investment-grade ratings are maintained. Our other senior notes do not have any of these restrictions, regardless of the related credit ratings. The repayment dates of certain debt agreements can also be accelerated if there is a change in control of RCI.